UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.

Schedules of Investments (Unaudited)
March 31, 2005

Seligman Capital Portfolio

	Shares or Principal Amount		Value
Common Stocks 96.9%
Aerospace and Defense 4.1%
Goodrich	4,400	shs.	$168,476
Precision Castparts	3,700		284,937
Rockwell Collins	2,900		138,011
			591,424

Airlines 0.8%
Southwest Airlines	7,600		108,224

Auto Components 0.5%
Gentex	2,200		70,147

Beverages 0.3%
Pepsi Bottling Group	1,400		38,990

Biotechnology 7.3%
Affymetrix*	1,700		72,879
Amylin Pharmaceuticals*	1,400		24,507
Celgene*	1,700		57,877
Charles River Laboratories International*	1,600		75,264
Chiron*	4,200		147,294
Genzyme*	2,000		114,510
Human Genome Sciences*	4,600		42,251
ICOS*	2,200		49,269
Martek Biosciences*	3,900		227,233
MedImmune*	4,450		105,888
NPS Pharmaceuticals*	3,700		46,601
Protein Design Labs*	1,800		28,719
Vicuron Pharmaceuticals*	3,400		53,414
			1,045,706

Building Products 1.0%
American Standard	3,200		148,736

Capital Markets 0.5%
T. Rowe Price Group	1,200		71,232

Chemicals 0.8%
Airgas	4,700		112,283

Commercial Services and Supplies 9.4%
Allied Waste Industries*	30,900		225,879
H&R Block	1,300		65,754
Cintas	7,200		297,684
Corrections Corporation of America*	1,500		57,900
Robert Half International	6,700		180,632
Herman Miller	13,400		404,211
Monster Worldwide*	4,100		114,923
			1,346,983

Communications Equipment 1.7%
Juniper Networks*	8,000		176,520
SafeNet*	2,300		67,792
			244,312

Computers and Peripherals 1.7%
Apple Computer*	3,800		158,650
Network Appliance*	3,200		88,512
Qlogic*	4,700		190,327
			437,489

Construction and Engineering 2.3%
Fluor	2,700		149,661
Jacobs Engineering Group*	3,300		171,336
			320,997

Diversified Financial Services 0.5%
The Chicago Mercantile Exchange	400		77,612

Electrical Equipment 1.2%
American Power Conversion	1,400		36,617
Rockwell Automation	2,400		135,936
			172,553

Electronic Equipment and Instruments 1.0%
Symbol Technologies	2,500		36,225
Trimble Navigation*	3,200		107,856
			144,081

Energy Equipment and Services 1.4%
BJ Services*	1,500		77,820
Smith International	2,000		125,460
			203,280

Food and Staples Retailing 0.4%
NeighborCare*	1,800		52,515

Food Products 1.4%
Dean Foods*	2,600		89,180
Hershey Foods	1,800		108,828
			198,008

Health Care Equipment and Supplies 5.9%
C.R. Bard	3,000		204,240
Biomet	1,600		58,136
Conor Medsystems*	4,000		65,140
Cytyc*	1,300		29,978
Fisher Scientific International*	2,100		119,532
Gen-Probe*	1,500		67,050
I-Flow	4,300		68,004
Nektar Therapeutics*	3,200		44,544
PerkinElmer	4,100		84,583
Respironics*	1,700		99,178
			840,385

Health Care Providers and Services 8.5%
Caremark Rx*	3,900		155,142
Cerner*	1,450		76,270
Covance*	3,250		154,732
Coventry Health Care	2,300		156,722
DaVita*	900		37,665
Omnicare	2,700		95,715
PacifiCare Health Systems*	1,400		79,688
Quest Diagnostics	1,300		136,669
Renal Care Group*	1,000		37,940
Triad Hospitals*	2,000		100,200
WellPoint*	1,500		188,025
			1,218,768

Hotels, Restaurants and Leisure 7.7%
Applebee's International	2,600		71,591
The Cheesecake Factory*	4,800		170,040
CKE Restaurants*	6,500		103,025
Hilton Hotels	5,300		118,455
Marriott International (Class A)	1,700		113,662
Outback Steakhouse*	4,600		210,634
Starwood Hotels & Resorts Worldwide	2,600		156,078
YUM! Brands	2,900		150,249
			1,093,734

Household Durables 1.0%
Fortune Brands	1,800		145,134

Internet and Catalog Retail 1.0%
Blue Nile*	5,400		149,094

Internet Software and Services 0.8%
Openwave Systems*	4,200		51,135
VeriSign*	2,300		65,976
			117,111

IT Services 0.8%
Cognizant Technology Solutions (Class A)*	2,400		110,892

Media 0.3%
Univision Communications (Class A)*	1,400		38,766

Office Electronics 0.3%
Zebra Technologies (Class A)*	800		37,980

Oil and Gas 2.5%
Noble Energy	3,900		265,278
XTO Energy	2,933		96,331
			361,609

Personal Products 3.1%
Nu Skin Enterprises (Class A)	5,800		130,558
USANA Health Sciences*	6,600		310,992
			441,550

Pharmaceuticals 4.1%
Impax Laboratories*	2,100		33,590
IVAX*	5,100		100,827
MGI PHARMA*	3,200		81,072
NitroMed*	1,800		31,149
Sepracor*	2,900		166,475
Shire Pharmaceuticals Group (ADR)	1,500		51,540
Taro Pharmaceutical Industries*	1,400		44,240
Watson Pharmaceuticals*	2,300		70,679
			579,572

Semiconductors and Semiconductor Equipment 5.5%
Altera*	4,200		82,992
Broadcom (Class A)*	3,800		113,981
Cypress Semiconductor*	2,600		32,760
FormFactor*	1,900		43,007
KLA-Tencor*	1,300		59,807
Lam Research*	4,800		138,552
Linear Technology	2,600		99,775
Marvell Technology Group*	1,000		38,325
MEMC Electronic Materials*	4,100		55,145
National Semiconductor	4,500		92,745
NVIDIA*	1,400		33,236
			790,325

Software 5.9%
Adobe Systems	1,800		120,870
Autodesk	2,500		74,500
BEA Systems*	9,000		71,685
Business Objects (ADR)*	6,100		163,876
Jack Henry & Associates	3,800		68,381
Intuit*	1,800		78,804
Mercury Interactive*	2,000		94,690
TIBCO Software*	13,700		101,859
VERITAS Software*	3,100		71,966
			846,631

Specialty Retail 10.2%
Bed Bath & Beyond*	8,000		292,480
Chico's FAS*	9,200		259,992
Foot Locker	3,800		111,340
Guitar Center*	1,400		76,769
Michaels Stores	4,800		174,240
Ross Stores	2,400		69,912
Tractor Supply*	8,100		352,431
Williams-Sonoma*	3,400		124,950
			1,462,114

Trading Companies and Distributors 1.0%
United Rentals*	7,000		141,470

Wireless Telecommunication Services 0.7%
Nextel Partners (Class A)*	4,400		96,470

Total Common Stocks			13,856,177

Repurchase Agreement 3.7% State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $530,035, collateralized by: $555,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $548,063	$530,000		530,000

Total Investments 100.6%			14,386,177

Other Assets Less Liabilities (0.6)%			(92,429)

Net Assets 100.0%			$14,293,748
_______________
See accompanying notes.

Seligman Cash Management Portfolio

	Annualized Yield on PurchaseDate	Principal Amount	Value
US Government and Government Agency Securities 75.7%
US Government Securities 31.7%
US Treasury Bills 2.62%, 4/14/2005	2.66%	$200,000	$199,811
US Treasury Bills 2.69%, 4/21/2005	2.73	400,000	399,402
			599,213

Agency Securitiesø 44.0%
Federal Agricultural Mortgage 2.73%, 4/25/2005	2.77	61,000	60,889
Federal Home Loan Bank 2.58%, 4/1/2005	2.62	300,000	300,000
Federal Home Loan Mortgage 2.54%, 4/12/2005	2.58	249,000	248,807
Federal National Mortgage Association 2.71%, 5/2/2005	2.75	225,000	224,475
			834,171

Total US Government and Government Agency Securities			1,433,384
Repurchase Agreement 24.7%
State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $468,031, collateralized by: $490,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $483,875	2.43	468,000	468,000
Total Investments 100.4%			1,901,384
Other Assets Less Liabilities (0.4)%			(6,977)
Net Assets 100.0%			$1,894,407

_______________
See accompanying notes.

Seligman Common Stock Portfolio

	Shares/Shares Subject to Call/ Put or Principal Amount		Value
Common Stocks 97.4%
Aerospace and Defense 1.7%
General Dynamics	600	shs.	$64,230
Honeywell International	3,000		111,630
			175,860

Air Freight and Logistics 0.5%
FedEx	500		46,975

Beverages 2.6%
Coca-Cola	3,600		150,012
PepsiCo	2,200		116,666
			266,678

Biotechnology 1.8%
Amgen*	1,200		69,804
Gilead Sciences*	800		28,636
Pharmion*	2,900		84,056
			182,496

Building Products 0.5%
Masco	1,500		52,005

Capital Markets 2.3%
The Bank of New York	1,600		46,480
Goldman Sachs Group	730		80,293
Merrill Lynch	1,400		79,240
Morgan Stanley	490		28,052
			234,065

Chemicals 1.8%
Dow Chemical	1,800		89,730
Praxair	1,900		90,934
			180,664

Commercial Banks 3.4%
Bank of America	2,840		125,244
Fifth Third Bancorp	1,100		47,284
Wachovia	2,540		129,311
Wells Fargo	800		47,840
			349,679

Commercial Services and Supplies 2.3%
Cendant	3,100		63,674
ServiceMaster	6,100		82,350
Waste Management	3,100		89,435
			235,459

Communications Equipment 5.0%
Cisco Systems*	9,670		173,238
Lucent Technologies*	22,200		61,050
Nokia (ADR)	8,100		124,983
Nortel Networks*	23,800		64,974
QUALCOMM	2,200		80,597
			504,842

Computers and Peripherals 3.6%
Dell*	980		37,657
EMC*	7,600		93,632
Hewlett-Packard	3,760		82,494
International Business Machines	1,620		148,036
			361,819

Consumer Finance 1.0%
American Express	1,930		99,144

Containers and Packaging 0.7%
Smurfit-Stone Container*	4,400		68,046

Diversified Financial Services 4.3%
CIT Group	1,300		49,400
Citigroup	6,760		303,794
J.P. Morgan Chase	2,340		80,964
			434,158

Diversified Telecommunication Services 2.5%
Citizen Communications	5,100		65,994
SBC Communications	1,700		40,273
Sprint (FON Group)	3,400		77,350
Verizon Communications	2,100		74,550
			258,167

Electric Utilities 0.6%
PPL	1,100		59,389

Electronic Equipment and Instruments 0.7%
Jabil Circuit*	2,650		75,578

Energy Equipment and Services 0.6%
Noble*	1,000	(1)	56,210

Food and Staples Retailing 3.4%
Kroger*	4,600		73,738
Sysco	1,500		53,700
Wal-Mart Stores	4,410		220,985
			348,423

Food Products 0.8%
Dean Foods*	2,300		78,890

Health Care Equipment and Supplies 1.2%
Boston Scientific*	1,700		49,793
Medtronic	1,400		71,330
			121,123

Health Care Providers and Services 0.6%
WellPoint*	500		62,675

Hotels, Restaurants and Leisure 1.2%
Applebee's International	2,100		57,824
Marriott International (Class A)	900		60,174
			117,998

Household Products 1.6%
Colgate-Palmolive	1,700		88,689
Procter & Gamble	1,420		75,260
			163,949

Index Derivatives 0.8%
iShares DJ Select Dividend Index Fund	1,300		77,935

Industrial Conglomerates 5.5%
General Electric	11,210		404,233
Tyco International	4,420		149,396
			553,629

Insurance 3.7%
American International Group	2,900		160,689
Hartford Financial Services Group	650		44,564
PartnerRe	710		45,866
Prudential Financial	2,200		126,280
			377,399

Internet and Catalog Retail 0.6%
eBay*	1,720		64,079

Internet Software and Services 1.6%
Ask Jeeves*	2,000		56,120
Check Point Software Technologies*	2,200		47,796
Yahoo!*	1,600		54,328
			158,244

Machinery 1.4%
Deere	830		55,718
Illinois Tool Works	990		88,635
			144,353

Media 4.9%
Clear Channel Communications*	3,520		121,334
Comcast (Class A)*	2,500		84,300
News Corp. (Class B)	3,200		54,144
Time Warner*	9,290		163,039
Univision Communications (Class A)*	2,880		79,747
			502,564

Metals and Mining 2.0%
Alcoa	4,100		124,599
Freeport-McMoRan Copper & Gold (Class B)	1,900		75,259
			199,858

Multi-Line Retail 0.8%
May Department Stores	2,100		77,742

Multi-Utilities and Unregulated Power 0.5%
Duke Energy	1,900		53,219

Oil and Gas 4.3%
BP (ADR)	1,100		68,640
ChevronTexaco	700	(1)	40,817
Exxon Mobil	5,550	(2)	330,780
			440,237

Paper and Forest Products 0.7%
Weyerhaeuser	1,020		69,870

Personal Products 0.4%
Gillette	900		45,432

Pharmaceuticals 9.5%
Andrx*	4,700		106,596
Forest Laboratories*	2,100		77,595
Johnson & Johnson	2,280		153,125
Eli Lilly	1,600		83,360
Merck	2,100		67,977
Novartis (ADR)	2,200		102,916
Pfizer	10,200		267,954
Wyeth	2,470		104,185
			963,708
Semiconductors and Semiconductor Equipment 2.9%
Applied Materials*	3,200		52,016
Broadcom (Class A)*	1,700		50,991
Intel	8,460		196,526
			299,533
Software 5.3%
Computer Associates International	3,500		94,850
Microsoft	12,570		303,754
Novell*	13,100		78,010
Oracle*	2,500		31,187
Symantec*	1,600		34,176
			541,977

Specialty Retail 1.8%
Advance Auto Parts*	1,000		50,450
The Gap	3,000		65,520
Michaels Stores	1,760		63,888
			179,858

Thrifts and Mortgage Finance 1.7%
Fannie Mae	1,800		98,010
Freddie Mac	1,200		75,840
			173,850

Tobacco 2.4%
Altria Group	3,770		246,520

Wireless Telecommunication Services 1.9%
American Tower (Class A)*	3,000		54,690
Crown Castle International*	8,800		141,328
			196,018

Total Common Stocks			9,900,317

Put Options Purchased 0.1%
Energy Equipment and Services
Noble, expiring June 2005 at $55*	1,000		2,825

Oil and Gas 0.1%
ChevronTexaco, expiring June 2005 at $55*	400		520
ChevronTexaco, expiring June 2005 at $60*	300		1,050
Exxon Mobil, expiring July 2005 at $55*	1,400		1,540
Exxon Mobil, expiring July 2005 at $60*	1,400		4,200
			7,310

Total Put Options Purchased			10,135

Repurchase Agreement 2.3%
State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $237,016, collateralized by: $250,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $246,875	$237,000		237,000

Total Investments 99.8%			10,147,453

Call Options Written
ChevronTexaco, expiring June 2005 at $65*	(700	) shs.	(385)
Exxon Mobil, expiring July 2005 at $65*	(1,400)		(1,610)
Exxon Mobil, expiring July 2005 at $70*	(1,400)		(630)
Noble, expiring June 2005 at $60*	(500)		(1,025)
Noble, expiring June 2005 at $65*	(500)		(463)

Total Call Options Written			(4,113)

Other Assets Less Other Liabilities 0.2%			18,513

Net Assets 100.0%			$10,161,853

_______________
See accompanying notes.

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value
Common Stocks 97.1%
Application Software 5.5%
Microsoft	142,800	shs.	$3,450,762

Biotechnology 0.6%
Invitrogen*	5,500		380,572

Communications Equipment 11.1%
Avocent*	35,600		912,962
Cisco Systems*	99,700		1,786,126
Corning*	81,300		904,869
Motorola	43,400		649,698
NETGEAR*	20,200		304,313
Nokia (ADR)	30,800		475,244
Plantronics	14,700		559,776
QUALCOMM	29,200		1,069,742
Research In Motion*	4,000		305,300
			6,968,030

Computers and Peripherals 3.5%
Apple Computer*	7,800		325,650
Avid Technology*	7,300		395,186
Brocade Communications Systems*	44,900		265,583
EMC*	82,600		1,017,632
Logitech International*	350		21,299
			2,025,350

Consumer Software 5.8%
Take-Two Interactive Software*	76,300		2,982,185
THQ*	23,600		661,744
			3,643,929

Diversified Telecommunication Services 0.8%
Sprint (FON Group)	22,100		502,775

Electronic Equipment and Instruments 2.7%
Amphenol (Class A)	20,600		763,024
Orbotech*	41,600		910,416
Photon Dynamics	1,500		28,462
Xyratex*	7,300		136,473
			1,838,375

Health Care Equipment and Supplies 7.4%
Advanced Medical Optics	13,300		481,593
Biomet	8,300		301,580
Boston Scientific*	31,400		919,706
Cytyc*	45,300		1,044,618
Fisher Scientific International*	11,700		665,964
Kinetic Concepts*	7,200		429,480
PerkinElmer	32,800		676,664
Syneron Medical	3,600		114,498
			4,634,103

Health Care Providers and Services 2.0%
Laboratory Corporation of America Holdings*	22,700		1,094,140
VCA Antech*	6,200		125,395
			1,219,535

Household Durables 0.6%
Sony	8,500		338,494

Internet Software and Services 5.3%
Digital River*	31,500		981,383
Symantec*	29,100		621,576
VeriSign*	28,700		823,260
Yahoo!*	26,900		913,389
			3,339,608

IT Services 8.2%
Amdocs*	95,100		2,700,840
Fiserv*	8,000		318,280
Infosys Technologies	22,600		1,165,735
Ness Technologies	9,900		118,453
Tata Consultancy Services	25,750		844,821
			5,148,129

Media 1.5%
Comcast (Class A)*	27,200		917,184

Semiconductors and Semiconductor Equipment 13.8%
Advanced Micro Devices*	60,200		970,424
Analog Devices*	8,800		318,032
Broadcom (Class A)*	35,000		1,049,825
Integrated Circuit Systems*	16,400		314,060
Intel	30,700		713,161
Lam Research*	13,500		389,678
Mattson Technology*	27,100		214,496
MEMC Electronic Materials*	296,200		3,983,890
Monolithic Power Systems*	3,500		30,905
Samsung Electronics*	1,290		637,696
			8,622,167

Systems Software 22.8%
BMC Software*	194,900		2,923,500
Check Point Software Technologies*	44,600		968,935
Citrix Systems*	90,600		2,157,639
Computer Associates International	91,074		2,468,105
Macrovision*	22,600		512,455
Oracle*	134,000		1,671,650
RSA Security	18,000		284,220
Sybase*	27,000		498,420
VERITAS Software*	120,200		2,790,443
			14,275,367

Technical Software 5.6%
Cadence Design Systems*	34,300		512,785
Magma Design Automation*	45,200		531,778
Synopsys*	133,900		2,421,582
			3,466,145

Total Common Stocks			60,770,525

Repurchase Agreement 2.7%
State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $1,689,113, collateralized by: $1,765,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $1,742,938	$1,689,000		1,689,000

Total Investments 99.8%			62,459,525

Other Assets Less Liabilities 0.2%			154,728

Net Assets 100.0%			$62,614,253

_______________
See accompanying notes.

Seligman Frontier Portfolio

	Shares or Principal Amount		Value
Common Stocks 97.9%
Aerospace and Defense 2.3%
Ceradyne*	1,728	shs.	$38,595
Essex*	2,701		44,256
SI International*	1,800		49,725
			132,576

Air Freight and Logistics 0.8%
UTI Worldwide	660		45,788

Biotechnology 3.7%
Alexion Pharmaceuticals*	1,700		36,728
Cubist Pharmaceuticals*	3,800		40,337
Eyetech Pharmaceuticals*	1,500		41,242
Maxygen*	2,684		22,787
Nabi Biopharmaceuticals*	1,900		23,598
Vicuron Pharmaceuticals*	1,500		23,565
ZymoGenetics*	1,600		24,392
			212,649

Capital Markets 2.6%
Affiliated Managers Group*	889		55,145
Apollo Investment	3,453		57,924
Calamos Asset Management	1,340		36,073
			149,142

Commercial Banks 2.7%
East West Bancorp	1,600		59,080
Sterling Bancshares	3,200		45,312
UCBH Holdings	1,209		48,294
			152,686

Commercial Services and Supplies 9.4%
Corinthian Colleges*	1,852		29,086
The Corporate Executive Board	1,500		95,977
Corrections Corporation of America*	1,235		47,671
DiamondCluster International*	5,070		81,602
Duratek*	2,150		42,882
Education Management*	1,000		27,955
Huron Consulting Group	1,330		27,484
Mine Safety Appliances	1,540		59,660
Resources Connection*	3,985		83,506
Waste Connections*	1,161		40,345
			536,168

Communications Equipment 1.4%
Ixia*	1,677		29,641
Tekelec*	3,030		48,162
			77,803

Computers and Peripherals 2.3%
Stratasys*	1,260		35,626
Synaptics*	2,683		62,111
Unova*	1,724		35,601
			133,338

Construction and Engineering 1.1%
Chicago Bridge & Iron (NY shares)	1,470		64,724

Distributors 0.9%
Prestige Brands Holdings*	2,800		49,420

Diversified Financial Services 1.3%
CapitalSource*	3,207		73,761

Diversified Telecommunication Services 0.4%
Arbinet-thexchange*	1,320		25,351

Electrical Equipment 1.1%
AMETEK	1,607		64,682

Electronic Equipment and Instruments 0.9%
Photon Dynamics	2,300		43,642
RAE Systems*	2,870		8,811
			52,453

Energy Equipment and Services 3.7%
Pioneer Drilling*	4,900		67,473
Superior Energy Services*	2,560		44,032
Unit*	1,085		49,009
Universal Compression Holdings*	1,400		53,018
			213,532

Food and Staples Retailing 1.0%
Performance Food Group*	1,959		54,235

Health Care Equipment and Supplies 5.7%
Arrow International	750		25,759
Bruker BioSciences*	4,200		14,658
Cytyc*	2,300		53,038
Diagnostic Products	1,134		54,772
I-Flow*	1,400		22,141
Integra LifeSciences Holdings*	845		29,744
Inverness Medical Innovations*	1,500		35,250
Nuvasive*	3,400		43,894
Respironics*	822		47,955
			327,211

Health Care Providers and Services 6.3%
Chemed	430		32,886
Community Health Systems*	1,182		41,264
Covance*	1,300		61,893
Kindred Healthcare*	1,500		52,650
LabOne*	1,781		61,311
Pediatrix Medical Group*	900		61,731
Priority Healthcare (Class B)*	2,315		50,062
			361,797

Hotels, Restaurants and Leisure 6.8%
Buffalo Wild Wings*	1,164		43,958
P.F. Chang's China Bistro*	920		54,938
Pinnacle Entertainment*	2,700		45,090
La Quinta*	6,784		57,664
RARE Hospitality International*	2,544		78,521
Texas Roadhouse (Class A)	2,050		57,636
Williams Industries	1,900		53,504
			391,311

Internet and Catalog Retail 0.4%
Audible*	1,724		23,283

Internet Software and Services 0.8%
iVillage*	7,400		44,992

IT Services 2.4%
BearingPoint	4,617		40,491
ipayment Holdings*	1,270		53,486
Sapient	5,600		41,160
			135,137

Machinery 5.7%
Briggs & Stratton	1,300		47,333
Bucyrus International (Class A)	1,100		42,966
CLARCOR	1,015		52,739
Graco	980		39,553
Kaydon	1,500		47,100
Kennametal	803		38,134
Wabash National*	2,457		59,951
			327,776

Media 2.0%
Cumulus Media (Class A)*	2,100		29,883
Harris Interactive*	7,718		35,117
Lions Gate Entertainment	4,494		49,659
			114,659

Metals and Mining 3.7%
Alpha Natural Resources*	2,300		65,941
AMCOL International	2,172		40,747
Brush Engineered Materials*	2,500		47,575
Metal Management	2,200		56,419
			210,682

Multi-Line Retail 0.7%
Fred's	2,300		39,479

Oil and Gas 3.2%
Bill Barrett*	1,360		39,318
Denbury Resources*	1,820		64,119
Harvest Natural Resources*	3,900		46,371
Quicksilver Resources*	700		34,111
			183,919

Pharmaceuticals 2.2%
Eon Labs*	1,300		39,344
Medicines*	1,900		42,978
Medicis Pharmaceutical (Class A)	1,350		40,473
			122,795

Road and Rail 2.7%
Landstar System*	2,000		65,180
Old Dominion Freight Line*	1,214		37,798
Universal Truckload Services*	2,388		50,733
			153,711

Semiconductors and Semiconductor Equipment 6.1%
Actel*	3,049		46,894
ATMI*	1,612		40,340
Cymer*	1,950		52,104
DSP Group*	2,700		69,566
Microsemi*	3,224		52,438
Semtech*	2,213		39,502
Varian Semiconductor Equipment Associates*	1,200		45,570
			346,414

Software 7.5%
Agile Software*	7,316		53,224
Epicor Software*	6,036		78,981
FileNet*	3,070		69,919
Jack Henry & Associates	3,900		70,180
Hyperion Solutions*	1,361		59,945
Informatica*	6,510		53,545
Witness Systems*	2,500		43,925
			429,719

Specialty Retail 2.2%
Aeropostale*	1,400		45,850
AnnTaylor Stores*	2,011		51,461
Build-A-Bear Workshop	1,014		31,079
			128,390

Textiles, Apparel and Luxury Goods 2.5%
Warnaco Group*	2,395		57,420
Wolverine World Wide	3,950		84,648
			142,068

Trading Companies and Distributors 0.9%
Hughes Supply	1,690		50,278

Wireless Telecommunication Services 0.5%
Inphonic*	1,300		29,575

Total Common Stocks			5,601,504

Repurchase Agreement 2.6%
State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $149,010, collateralized by: $160,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $158,000	$149,000		149,000

Total Investments 100.5%			5,750,504

Other Assets Less Liabilities (0.5)%			(29,483)

Net Assets 100.0%			$5,721,021
_______________
See accompanying notes.

Seligman Global Growth Portfolio

	Shares	Value
Common Stocks 98.9%
Belgium 0.8%
SES Global (FDR) (Media)	1,303	$16,713

Canada 4.8%
Canadian National Railway (Road and Rail)	301	18,998
Canadian Pacific Railway (Road and Rail)	300	10,850
Inco* (Metals and Mining)	900	35,820
Petro-Canada (Oil and Gas)	300	17,422
Talisman Energy (Oil and Gas)	410	14,029
		97,119

Finland 1.7%
Nokia (ADR) (Communications Equipment)	2,200	33,946

France 7.6%
AXA (Insurance)	912	24,333
European Aeronautic Defence and Space (Aerospace and Defense)	1,512	45,199
Groupe Danone (Food Products)	391	38,902
Pernod Ricard (Beverages)	85	11,870
Vivendi Universal (Media)	1,096	33,572
		153,876

Germany 2.0%
Bayerische Hypo-und Vereinsbank* (Commercial Banks)	1,658	40,566

Hong Kong 2.2%
CNOOC (Oil and Gas)	20,000	10,916
Esprit Holdings (Specialty Retail)	5,000	34,108
		45,024

India 1.5%
Infosys Technologies (ADR) (IT Services)	400	29,538

Ireland 0.4%
Ryanair Holdings* (Airlines)	200	8,753

Italy 2.5%
Banca Intesa (Commercial Banks)	1,490	7,572
Eni (Oil and Gas)	806	20,965
Mediaset (Media)	1,492	21,470
		50,007

Japan 6.4%
Bank of Yokohama (Commercial Banks)	3,000	18,283
Eisai (Pharmaceuticals)	600	20,369
Fuji Photo Film (Leisure Equipment and Products)	400	14,627
Japan Tobacco (Tobacco)	3	33,295
Mitsubishi Tokyo Financial Group (Commercial Banks)	2	17,324
Takefuji (Consumer Finance)	260	17,484
Terumo (Health Care Equipment and Supplies)	300	9,032
		130,414

Mexico 1.2%
Grupo Televisa (ADR) (Media)	400	23,520

Netherlands 4.8%
Ahold* (Food and Staples Retailing)	6,696	56,073
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)	1,023	17,161
Numico* (Food Products)	591	24,182
		97,416

Russia 0.4%
Gazprom (ADR)† (Energy Equipment and Services)	254	8,561

South Korea 1.5%
L.G. Philips LCD* (Electronic Equipment and Instruments)	480	20,810
Samsung Electronics* (Semiconductors and Semiconductor Equipment)	19	9,377
		30,187

Spain 0.9%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	1,180	19,212

Sweden 1.0%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	7,000	19,703

Switzerland 5.2%
Adecco (Commercial Services and Supplies)	178	9,774
Credit Suisse Group (Commercial Banks)	670	28,768
Roche Holding (Pharmaceuticals)	210	22,514
UBS* (Capital Markets)	430	36,320
Zurich Financial Services (Insurance)	53	9,303
		106,679

Taiwan 2.0%
AU Optronics (ADR) (Electronic Equipment and Instruments)	2,800	41,048

United Kingdom 13.5%
AstraZeneca (Pharmaceuticals)	1,257	49,600
BHP Billiton (Metals and Mining)	623	8,363
Capita Group (Commercial Services and Supplies)	5,088	36,124
The Carphone Warehouse Group (Specialty Retail)	11,471	35,086
EMI Group (Media)	13,698	61,118
GUS (Internet and Catalog Retail)	2,089	35,973
InterContinental Hotels Group (ADR) (Hotels, Restaurants and Leisure)	1	8
Royal Bank of Scotland Group (ADR)* (Commercial Banks)	326	10,385
Vodafone Group (Wireless Telecommunication Services)	14,064	37,369
		274,026

United States 38.5%
Abbott Laboratories (Pharmaceuticals)	700	32,634
Aetna (Health Care Providers and Services)	200	14,990
Altria Group (Tobacco)	1,000	65,390
Baxter International (Health Care Equipment and Supplies)	700	23,786
Cisco Systems* (Communications Equipment)	2,100	37,621
Citigroup (Diversified Financial Services)	200	8,988
Comcast (Class A)* (Media)	1,300	43,472
ConocoPhillips (Oil and Gas)	300	32,352
Corning* (Communications Equipment)	2,200	24,486
CVS (Food and Staples Retailing)	200	10,524
Dell* (Computers and Peripherals)	800	30,740
E. I. du Pont de Nemours (Chemicals)	800	40,992
Electronic Arts* (Software)	400	20,714
Exxon Mobil (Oil and Gas)	700	41,720
Gilead Sciences* (Biotechnology)	300	10,738
Goldman Sachs Group (Capital Markets)	300	32,997
Ingersoll-Rand (Class A) (Machinery)	100	7,965
IVAX (Pharmaceuticals)	1,550	30,644
Lehman Brothers Holdings (Capital Markets)	200	18,832
Microsoft (Software)	600	14,499
Morgan Stanley (Capital Markets)	100	5,725
Office Depot* (Specialty Retail)	600	13,308
Pixar* (Media)	400	39,070
Procter & Gamble (Household Products)	300	15,900
Schering-Plough (Pharmaceuticals)	1,300	23,595
Sirius Satellite Radio (Media)	5,800	32,567
Starwood Hotels & Resorts Worldwide (Hotels, Restaurants and Leisure)	200	12,006
Texas Instruments (Semiconductors and Semiconductor Equipment)	600	15,294
Transocean (Energy Equipment and Services)	500	25,730
Yahoo!* (Internet Software and Services)	600	20,373
YUM! Brands (Hotels, Restaurants and Leisure)	684	35,438
		783,090

Total Investments 98.9%		2,009,398

Other Assets Less Liabilities 1.1%		22,765

Net Assets 100.0%		$2,032,163

_______________
See accompanying notes.

Seligman Global Smaller Companies Portfolio

	Shares or Warrants		Value

Common Stocks 98.0%
Australia 2.3%
Adelaide Brighton (Construction Materials)	10,202	shs.	$13,323
Adstream Marine (Transportation Infrastructure)	11,078		15,425
Austral Coal* (Metals and Mining)	10,000		9,910
AWB (Food and Staples Retailing)	4,965		17,650
Iluka Resources (Metals and Mining)	3,492		15,348
Minara Resources (Metals and Mining)	9,179		14,258
MYOB* (Software)	16,550		13,661
Harvey Norman Holdings (Multi-Line Retail)	5,000		10,471
STW Communications Group (Media)	7,506		18,090
			128,136

Bermuda 0.5%
Aquarius Platinum (Metals and Mining)	1,170		5,899
Arlington Tankers (Oil and Gas)	1,000		23,500
			29,399

Canada 6.8%
Deer Creek Energy*† (Oil and Gas)	3,000		38,441
Dundee Real Estate Investment Trust (Real Estate)	1,500		31,695
Dundee Wealth Management (Capital Markets)	1,500		12,276
Dundee Wealth Management*† (Capital Markets)	2,700		22,097
First Quantum Minerals* (Metals and Mining)	1,500		27,913
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	825		35,063
GMP Capital (Capital Markets)	134		2,492
GMP Capital† (Capital Markets)	800		14,880
Grande Cache Coal* (Metals and Mining)	2,400		22,321
OPTI Canada† (Oil and Gas)	1,600		34,655
OPTI Canada (Oil and Gas)	450		9,747
Railpower Technologies* (Machinery)	6,000		30,058
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	900		28,440
UTS Energy*† (Oil and Gas)	17,200		33,699
Western Oil Sands (Class A)* (Oil and Gas)	862		39,906
			383,683
China 1.2%
Beijing Capital International Airport (Transportation Infrastructure)	50,000		18,592
China Oilfield Services (Energy Equipment and Services)	80,000		27,696
Shanghai Forte Land (Class H)* (Real Estate)	32,000		9,847
Sinotrans (Class H) (Air Freight and Logistics)	34,800		10,040
			66,175

Denmark 1.0%
Carlsberg (Class B) (Beverages)	687		34,087
FLS Industries (Class B)* (Construction and Engineering)	1,120		20,663
			54,750

Finland 0.2%
TietoEnator (IT Services)	380		13,001

France 2.8%
Alstom* (Electrical Equipment)	43,261		37,115
Bacou-Dalloz (Commercial Services and Supplies)	257		24,427
Cegedim (Health Care Providers and Services)	140		11,889
Clarins (Personal Products)	320		20,445
NRJ Group (Media)	1,800		41,054
Remy Cointreau (Beverages)	385		16,141
Silicon-On-Insulator-Technologies* (Semiconductors and Semiconductor Equipment)	600		6,089
			157,160

Germany 2.8%
Aixtron* (Semiconductors and Semiconductor Equipment)	2,150		9,306
Comdirect Bank (Commercial Banks)	1,800		14,605
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	1,422		25,903
Heidelberger Druckmaschinen (Machinery)	596		19,043
Hochtief (Construction and Engineering)	603		19,190
KarstadtQuelle (Multi-Line Retail)	2,047		20,548
Kontron* (Semiconductors and Semiconductor Equipment)	1,437		13,454
MG Technologies (Chemicals)	1,460		18,679
MLP (Capital Markets)	1,134		16,496
			157,224

Greece 0.4%
Aktor (Construction and Engineering)	6,312		23,738

Hong Kong 0.8%
Far East Pharmaceutical Technology (Pharmaceuticals)	104,300		-
First Pacific* (Diversified Financial Services)	42,000		13,329
Giordano International (Specialty Retail)	24,000		16,452
i-CABLE Communications (Media)	36,000		12,981
			42,762

Italy 2.9%
Brembo (Auto Components)	3,100		25,927
Caltagirone Editore (Media)	3,000		27,834
Permasteelisa (Building Products)	1,400		23,795
Recordati (Pharmaceuticals)	700		19,287
Sorin* (Health Care Equipment and Supplies)	11,230		35,893
Tod's (Textiles, Apparel and Luxury Goods)	665		31,896
			164,632

Japan 11.9%
77 Bank (Commercial Banks)	6,000		43,493
Alpine Electronics (Household Durables)	1,000		14,382
Ariake Japan (Food Products)	200		5,001
Bank of Nagoya (Commercial Banks)	2,000		14,272
Chofu Seisakusho (Household Durables)	400		8,823
Disco* (Semiconductors and Semiconductor Equipment)	700		30,032
Ebara (Machinery)	3,000		13,276
Fujimi (Chemicals)	1,400		18,882
Futaba (Electrical Equipment)	1,000		27,958
The Gunma Bank (Commercial Banks)	1,000		5,769
Hogy Medical (Health Care Equipment and Supplies)	400		19,420
Hokuto (Food Products)	1,200		20,904
Hosiden (Electronic Equipment and Instruments)	2,400		26,832
Iwatani International (Trading Companies and Distributors)	4,000		10,813
Japan Petroleum Exploration (Oil and Gas)	500		20,477
Kenwood (Household Durables)	5,000		10,672
Kobayashi Pharmaceutical (Health Care Equipment and Supplies)	1,400		38,191
Komori (Machinery)	1,000		15,228
Milbon (Personal Products)	700		20,173
Mochida Pharmaceutical (Pharmaceuticals)	4,000		27,224
Obic (IT Services)	100		19,506
Obic Business Consultants* (Software)	500		23,388
Sazaby (Specialty Retail)	1,000		22,905
Sumisho Computer Systems (Software)	500		9,878
Taiyo Ink Manufacturing (Chemicals)	900		34,498
Takasago International (Chemicals)	4,000		20,638
Tanabe Seiyaku (Pharmaceuticals)	2,400		23,803
THK (Machinery)	700		14,118
Tokyo Ohka Kogyo (Chemicals)	1,800		38,414
Toppan Forms (Commercial Services and Supplies)	1,400		16,191
The Towa Bank (Commercial Banks)	4,000		10,182
Towa Pharmaceutical (Pharmaceuticals)	700		16,539
Union Tool (Machinery)	800		24,900
			666,782

Malaysia 0.1%
Resorts World (Hotels, Restaurants and Leisure)	2,000		4,921

Netherlands 1.6%
AM (Construction and Engineering)	2,500		27,102
ASM International* (Semiconductors and Semiconductor Equipment)	774		12,789
Exact Holdings (Software)	400		13,759
Qiagen* (Biotechnology)	1,300		15,405
Unit 4 Agresso* (Software)	1,348		23,067
			92,122

New Zealand 1.1%
Air New Zealand* (Airlines)	12,894		13,868
Carter Holt Harvey (Paper and Forest Products)	17,588		24,683
The Warehouse Group (Multi-Line Retail)	7,385		20,888
			59,439

South Africa 0.4%
Dimension Data Holdings (IT Services)	32,621		20,166

South Korea 1.4%
Cheil Communications (Media)	80		13,536
Industrial Bank of Korea (Commercial Banks)	4,310		37,282
Kook Soon Dang Brewery (Food Products)	668		10,484
LG Household and Health Care (Household Products)	577		18,868
			80,170

Spain 0.6%
Prosegur, Companie de Seguridad (Commercial Services and Supplies)	1,600		34,229

Sweden 1.0%
Medivir (Class B)* (Biotechnology)	690		6,541
Munters (Machinery)	700		18,826
Teleca (Class B)* (IT Services)	5,790		30,473
			55,840

Switzerland 1.9%
Baloise Holding (Insurance)	869		41,860
BB Biotech (Biotechnology)	250		13,642
Dottikon Es Holding* (Chemicals)	9		1,524
EMS-Chemie Holding (Chemicals)	190		17,963
Helvetia Patria Holding (Insurance)	164		25,361
Julius Baer Holding (Capital Markets)	22		7,646
			107,996

Thailand 0.2%
Thai Military Bank (Commercial Banks)	123,400		11,829

United Kingdom 7.4%
Aggreko (Commercial Services and Supplies)	9,600		32,632
Benfield Group (Insurance)	3,555		17,084
Bespak (Health Care Equipment and Supplies)	817		7,792
Cambridge Antibody Technology Group* (Biotechnology)	2,000		24,964
Capital Radio (Media)	2,455		18,727
De La Rue (Commercial Services and Supplies)	2,020		14,571
Expro International Group (Energy Equipment and Services)	2,603		21,310
Group 4 Securicor* (Commercial Services and Supplies)	4,789		12,387
GWR Group (Media)	2,127		9,437
Hiscox (Insurance)	2,826		8,578
Jardine Lloyd Thompson Group (Insurance)	6,500		47,012
John Wood Group (Energy Equipment and Services)	5,153		14,762
Logica (IT Services)	6,500		21,717
Luminar (Hotels, Restaurants and Leisure)	1,200		11,217
Misys (Software)	9,301		38,892
PHS Group (Commercial Services and Supplies)	16,473		26,907
Premier Farnell (Electronic Equipment and Instruments)	7,340		23,529
Radstone Technology (Aerospace and Defense)	3,574		18,967
SurfControl* (Software)	1,620		19,197
VT Group (Aerospace and Defense)	1,771		10,620
Yule Catto (Chemicals)	3,450		17,847
			418,149

United States 48.7%
1-800 Contacts* (Internet and Catalog Retail)	650		13,543
Abgenix* (Biotechnology)	3,700		25,882
Acadia Realty Trust (Real Estate)	1,850		29,748
Adaptec* (Computers and Peripherals)	3,900		18,700
AGCO (Machinery)	1,800		32,850
Alliant Techsystems* (Aerospace and Defense)	375		26,794
American Home Mortgage Holdings (Real Estate)	925		26,492
American Reprographics* (Commercial Services and Supplies)	1,800		25,830
AmSurg* (Health Care Providers and Services)	1,025		25,917
Apex Silver Mines* (Metals and Mining)	1,200		19,224
Applera-Celera Genomics Group* (Biotechnology)	1,700		17,425
Arch Coal (Metals and Mining)	700		30,107
Archipelago Holdings (Diversified Financial Services)	950		16,815
ARIAD Pharmaceuticals* (Biotechnology)	4,300		23,908
Armor Holdings* (Aerospace and Defense)	550		20,399
Array BioPharma* (Biotechnology)	3,400		23,698
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	4,450		21,271
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)	625		30,444
Biosite* (Health Care Equipment and Supplies)	600		31,248
BISYS Group* (IT Services)	1,900		29,792
Blackbaud* (Software)	1,900		23,892
Blount International* (Household Durables)	1,700		28,866
Cabot Oil & Gas (Oil and Gas)	625		34,469
Charming Shoppes* (Specialty Retail)	3,100		25,187
Chicago Bridge & Iron (NY shares) (Construction and Engineering)	650		28,619
Cleveland-Cliffs (Metals and Mining)	350		25,504
Corinthian Colleges* (Commercial Services and Supplies)	1,550		24,343
Credence Systems* (Semiconductors and Semiconductor Equipment)	3,350		26,716
CV Therapeutics* (Biotechnology)	2,100		42,588
Denbury Resources* (Oil and Gas)	900		31,707
Diamondrock Hospitality*† (Real Estate)	3,000		31,950
EDO (Aerospace and Defense)	950		28,548
Education Realty Trust* (Real Estate)	1,300		21,619
Electronics Boutique Holdings* (Specialty Retail)	475		20,430
Encore Acquisition* (Oil and Gas)	300		12,390
Encysive Pharmaceuticals* (Biotechnology)	4,250		43,414
Exelixis* (Biotechnology)	4,100		27,900
FairPoint Communications* (Diversified Telecommunication Services)	2,600		38,922
Ferro (Chemicals)	1,350		25,407
First Republic Bank (Commercial Banks)	862		27,903
FirstFed Financial* (Thrifts and Mortgage Finance)	550		28,055
Forest Oil* (Oil and Gas)	550		22,275
GameStop (Class A)* (Specialty Retail)	1,750		38,780
Gold Kist* (Food Products)	2,000		31,730
GrafTech International* (Electrical Equipment)	4,400		25,036
Group 1 Automotive* (Specialty Retail)	1,100		28,930
HCC Insurance Holdings (Insurance)	800		28,928
Human Genome Sciences* (Biotechnology)	2,750		25,259
Hutchinson Technology* (Computers and Peripherals)	950		32,979
Incyte* (Biotechnology)	4,100		27,737
International Rectifier* (Semiconductors and Semiconductor Equipment)	725		32,987
Iomega* (Computers and Peripherals)	5,400		23,166
Iron Mountain* (IT Services)	850		24,514
Itron* (Electronic Equipment and Instruments)	1,200		35,532
Kansas City Life Insurance (Insurance)	450		21,906
KFX* (Oil and Gas)	1,850		24,790
KNBT Bancorp (Thrifts and Mortgage Finance)	2,000		30,440
Leadis Technology* (Semiconductors and Semiconductor Equipment)	2,563		15,301
Lin TV (Class A)* (Media)	1,200		20,316
M/I Schottenstein Homes (Household Durables)	575		28,135
Macquaire Infrastructure (Transportation Infrastructure)	500		14,000
Massey Energy (Metals and Mining)	775		31,031
MAXIMUS* (IT Services)	1,050		35,165
MedCath* (Health Care Providers and Services)	925		27,093
Medical Properties Trust† (Real Estate)	2,100		21,525
Mercury Computer Systems* (Aerospace and Defense)	900		24,759
MFA Mortgage Investments (Real Estate)	2,700		20,547
NBTY* (Personal Products)	1,250		31,363
Nexstar Broadcasting Group (Class A)* (Media)	2,600		18,213
O'Reilly Automotive* (Specialty Retail)	625		30,981
optionsXpress Holdings* (Capital Markets)	1,400		22,715
OSI Systems* (Electronic Equipment and Instruments)	1,800		31,473
ParkerVision*† (Communications Equipment)	3,100		24,444
Penn Virginia (Oil and Gas)	750		34,425
PFF Bancorp (Thrifts and Mortgage Finance)	975		26,910
Pilgrim's Pride (Food Products)	550		19,646
Platinum Underwriters Holdings (Insurance)	935		27,769
PNM Resources (Electric Utilities)	325		8,671
PolyMedica (Health Care Equipment and Supplies)	975		30,961
Regis (Specialty Retail)	675		27,628
Rotech Healthcare* (Health Care Providers and Services)	975		26,822
ScanSoft* (Software)	7,800		28,977
Shurgard Storage Centers (Real Estate)	525		21,515
SiRF Technology Holdings* (Communications Equipment)	2,500		27,825
SpatiaLight* (Electronic Equipment and Instruments)	5,300		26,474
Standard Motor Products (Auto Components)	1,050		12,285
Standard Pacific (Household Durables)	325		23,462
Steel Dynamics (Metals and Mining)	700		24,112
Stone Energy* (Oil and Gas)	300		14,571
SureBeam (Class A)* (Electronic Equipment and Instruments)	8,500		111
Swift Energy* (Oil and Gas)	1,200		34,128
Syntroleum* (Oil and Gas)	2,200		26,917
Sypris Solutions (Aerospace and Defense)	1,500		16,065
Terex* (Machinery)	425		18,403
theglobe.com (Media)	18,400		2,760
TierOne (Thrifts And Mortgage Finance)	1,250		29,319
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	390		27,663
UGI (Gas Utilities)	525		23,845
United Rentals* (Trading Companies and Distributors)	1,800		36,378
Universal Forest Products (Building Products)	625		24,272
Value Line (Media)	400		15,600
Vintage Petroleum (Oil and Gas)	1,100		34,606
Wheeling-Pittsburgh* (Metals and Mining)	1,475		45,644
William Lyon Homes* (Household Durables)	300		23,010
Wright Express* (IT Services)	1,600		27,360
Yankee Candle* (Household Durables)	1,100		34,870
			2,743,570

Total Common Stocks			5,515,873

Warrants
United States
theglobe.com*† (Media) (exercise price of $0.001, expiring 3/5/2009)	11,250	wts.	2,014

Total Investments 98.0%			5,517,887

Other Assets Less Liabilities 2.0%			112,825

Net Assets 100.0%			$5,630,712
_______________
See accompanying notes.

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 93.6%
China 0.4%
China Finance Online (ADR) (Internet Software and Services)	4,700	$33,628

Finland 2.4%
Elcoteq Network (Class A) (Communications Equipment)	1,250	24,901
Nokia (ADR) (Communications Equipment)	9,400	145,042
TietoEnator (IT Services)	1,300	44,479
		214,422

France 2.6%
Atos Origin* (IT Services)	1,513	102,319
Business Objects (ADR)* (Application Software)	1,600	42,984
Thomson* (Household Durables)	3,188	85,956
		231,259

India 3.2%
Infosys Technologies (IT Services)	2,600	134,116
Tata Consultancy Services (IT Services)	4,643	152,334
		286,450

Israel 2.8%
Check Point Software Technologies* (Systems Software)	6,000	130,350
Ness Technologies (IT Services)	1,200	14,358
Orbotech* (Electronic Equipment and Instruments)	3,900	85,351
Syneron Medical (Health Care Equipment and Supplies)	500	15,902
		245,961

Japan 7.5%
Canon (Office Electronics)	800	42,848
HOYA (Electronic Equipment and Instruments)	800	87,974
Ibiden (Electronic Equipment and Instruments)	7,600	146,924
JSR (Chemicals)	3,200	63,047
Nidec (Electronic Equipment and Instruments)	800	99,498
Nippon Electric Glass (Electronic Equipment and Instruments)	3,100	44,616
Sega Sammy Holdings (Leisure Equipment and Products)	1,500	91,113
Sony (Household Durables)	2,300	91,859
		667,879

South Korea 2.6%
LG Micron* (Electronic Equipment and Instruments)	760	41,764
Samsung Electronics* (Semiconductors and Semiconductor Equipment)	380	187,531
		229,295

Taiwan 0.5%
Advanced Semiconductor Engineering* (Semiconductors and Semiconductor Equipment)	58,000	42,726

United Kingdom 0.4%
C.S.R.* (Communications Equipment)	6,499	40,121

United States 71.2%
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	2,900	46,748
Altiris* (Application Software)	1,600	38,112
Amdocs* (IT Services)	11,600	329,440
Amphenol (Class A) (Electronic Equipment and Instruments)	2,800	103,712
Analog Devices* (Semiconductors and Semiconductor Equipment)	1,300	46,982
Apple Computer* (Computers and Peripherals)	1,600	66,800
Avid Technology* (Computers and Peripherals)	3,300	178,645
Avocent* (Communications Equipment)	3,400	87,193
Biomet (Health Care Equipment and Supplies)	1,100	39,969
BMC Software* (Systems Software)	20,000	300,000
Boston Scientific* (Health Care Equipment and Supplies)	2,900	84,941
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	4,700	140,976
Brocade Communications Systems* (Computers and Peripherals)	3,900	23,069
Cadence Design Systems* (Technical Software)	4,900	73,255
Cisco Systems* (Communications Equipment)	9,700	173,776
Citrix Systems* (Systems Software)	10,700	254,820
Computer Associates International (Systems Software)	9,689	262,572
Corning* (Communications Equipment)	10,800	120,204
Digital River* (Internet Software and Services)	3,100	96,581
EMC* (Computers and Peripherals)	16,800	206,976
Epicor Software* (Application Software)	5,500	71,967
Fiserv* (IT Services)	2,300	91,506
Fisher Scientific International* (Health Care Equipment and Supplies)	1,500	85,380
Garmin* (Household Durables)	2,000	92,680
Hutchinson Technology* (Computers and Peripherals)	1,300	45,130
Hyperion Solutions* (Application Software)	1,400	61,663
Integrated Circuit Systems* (Semiconductors and Semiconductor Equipment)	2,200	42,130
Intel (Semiconductors and Semiconductor Equipment)	7,900	183,517
Invitrogen* (Biotechnology)	600	41,517
Kinetic Concepts* (Health Care Equipment and Supplies)	700	41,755
Laboratory Corporation of America Holdings* (Health Care Providers and Services)	2,700	130,140
Lam Research* (Semiconductors and Semiconductor Equipment)	1,700	49,070
Macrovision* (Systems Software)	2,100	47,617
Magma Design Automation* (Technical Software)	2,000	23,530
Mattson Technology* (Semiconductors and Semiconductor Equipment)	700	5,541
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	29,600	398,120
Microsoft (Application Software)	17,500	422,887
Motorola (Communications Equipment)	5,500	82,335
NETGEAR* (Communications Equipment)	1,600	24,104
Oracle* (Systems Software)	20,100	250,747
Plantronics (Communications Equipment)	2,300	87,584
QUALCOMM (Communications Equipment)	3,800	139,213
RSA Security (Systems Software)	2,500	39,475
S1* (Internet Software and Services)	4,300	29,735
Sprint (FON Group) (Diversified Telecommunication Services)	3,100	70,525
Symantec* (Internet Software and Services)	4,000	85,440
Synaptics* (Computers and Peripherals)	1,800	41,670
Synopsys* (Technical Software)	8,600	155,531
Take-Two Interactive Software* (Consumer Software)	6,100	238,418
THQ* (Consumer Software)	3,400	95,336
VeriSign* (Internet Software and Services)	4,500	129,083
VERITAS Software* (Systems Software)	10,800	250,722
Yahoo!* (Internet Software and Services)	3,200	108,656
		6,337,495

Total Investments 93.6%		8,329,236

Other Assets Less Liabilities 6.4%		571,843

Net Assets 100.0%		$8,901,079
_______________
See accompanying notes.

Seligman High-Yield Bond Portfolio

	Principal Amount, Shares or Warrants	Value
Corporate Bonds 92.6%
Aerospace 2.1%
Hexcel 6.75%, 2/1/2015	$25,000	$24,188
Sequa 9%, 8/1/2009	50,000	53,750
TD Funding 8.375%, 7/15/2011	25,000	25,781
		103,719

Auto 3.5%
Goodyear Tire & Rubber 7.857%, 8/15/2011	50,000	48,500
Stoneridge 11.50%, 5/1/2012	50,000	55,625
Tenneco Automotive 10.25%, 7/15/2013	25,000	28,000
TRW Automotive Acquisition:
9.375%, 2/15/2013	25,000	27,000
11%, 2/15/2013	16,000	18,000
		177,125

Broadcasting 1.1%
Nextmedia Operating 10.75%, 7/1/2011	25,000	27,406
Sinclair Broadcast Group 8%, 3/15/2012	25,000	25,625
		53,031

Building Products 2.2%
Associated Materials 9.75%, 4/15/2012	50,000	54,000
Euramax International 8.50%, 8/15/2011	25,000	25,875
Texas Industries 10.25%, 6/15/2011	25,000	28,438
		108,313

Cable 4.2%
Charter Communications Holdings 10.25%, 9/15/2010	100,000	102,500
CSC Holdings 7.875%, 12/15/2007	25,000	26,125
Insight Midwest/Insight Capital 10.50%, 11/1/2010	50,000	53,750
Mediacom Broadband 11%, 7/15/2013	25,000	26,875
		209,250

Capital Goods 2.8%
Blount 8.875%, 8/1/2012	25,000	26,500
Columbus McKinnon 10%, 8/1/2010	25,000	27,312
JLG Industries 8.375%, 6/15/2012	33,000	35,310
NMHG Holding 10%, 5/15/2009	25,000	27,062
Norcross Safety Products 9.875%, 8/15/2011	25,000	26,625
		142,809

Chemicals 9.9%
ARCO Chemical 9.80%, 2/1/2020	25,000	28,375
Equistar Chemicals 10.125%, 9/1/2008	25,000	27,750
Huntsman International 7.375%, 1/1/2015†	25,000	25,000
International Specialty Holdings 10.625%, 12/15/2009	50,000	53,750
Koppers 9.875%, 10/15/2013	25,000	28,000
Lyondell Chemical 11.125%, 7/15/2012	50,000	57,750
Millennium America 9.25%, 6/15/2008	25,000	26,938
Nalco Finance Holdings 0% (9%**), 2/1/2014	50,000	38,000
Polyone 10.625%, 5/15/2010	50,000	55,750
Resolution Performance Products 9.50%, 4/15/2010	50,000	53,500
Rockwood Specialties Group 10.625%, 5/15/2011	25,000	27,875
Terra Capital 11.50%, 6/1/2010	32,000	36,960
UAP Holding 1%, 7/15/2012	50,000	40,000
		499,648

Consumer Products 2.6%
Jostens:
7.625%, 10/1/2012	25,000	24,875
0% (10.25%**), 12/1/2013†	75,000	55,125
Playtex Products 9.375%, 6/1/2011	25,000	26,125
Rayovac 8.50%, 10/1/2013	25,000	25,875
		132,000

Containers 3.1%
BWAY 10%, 10/15/2010	25,000	26,687
Crown Cork & Seal 8%, 4/15/2023	25,000	24,250
Crown European Holdings 9.50%, 3/1/2011	25,000	27,563
Owens-Illinois:
7.50%, 5/15/2010	50,000	51,750
7.80%, 5/15/2018	25,000	25,563
		155,813

Diversified Telecommunication 2.7%
Qwest 7.875%, 9/1/2011†	75,000	77,625
Qwest Services 14%%, 12/15/2010†	50,000	58,125
		135,750

Electric 1.6%
CMS Energy 9.875%, 10/15/2007	50,000	54,500
MSW Energy Holdings 8.50%, 9/1/2010	25,000	26,375
		80,875

Energy 3.5%
Dynegy Holdings 8.75%, 2/15/2012	25,000	24,063
El Paso 7.875%, 6/15/2012	50,000	50,000
El Paso Production Holdings 7.75%, 6/1/2013	25,000	25,437
Frontier Oil 6.625%, 10/1/2011	25,000	25,000
Reliant Energy 6.75%, 12/15/2014	25,000	23,437
Williams Companies 8.125%, 3/15/2012	25,000	27,500
		175,437

Environmental 0.5%
Allied Waste North America 8.50%, 12/1/2008	25,000	25,750

Finance 0.6%
Western Financial Bank 9.625%, 5/15/2012	25,000	27,875

Food and Beverage 2.2%
Land O' Lakes 8.75%, 11/15/2011	25,000	25,062
Pilgrim's Pride 9.25%, 11/15/2013	25,000	27,625
Seminis Vegetable Seeds 10.25%, 10/1/2013	50,000	59,250
		111,937

Food and Drug 0.5%
Rite Aid 8.125%, 5/1/2010	25,000	25,500

Gaming 3.2%
Harrah's Operating 7.875%, 12/15/2005	50,000	51,125
MGM Grand 9.75%, 6/1/2007	50,000	54,000
Park Place Entertainment 9.375%, 2/15/2007	50,000	53,313
		158,438

Healthcare Facilities and Supplies 3.2%
Alliance Imaging 7.25%, 12/15/2012†	25,000	23,750
Coventry Health Care 8.125%, 2/15/2002	50,000	54,500
Medex 8.875%, 5/15/2013	50,000	56,750
Universal Hospital Services 10.125%, 11/1/2011	25,000	25,750
		160,750

Industrial 1.1%
Reddy Ice Holdings 0% (10.50%**), 11/1/2012†	75,000	54,000

Leisure 1.5%
Intrawest 7.50%, 10/15/2013	50,000	50,375
Six Flags 8.875%, 2/1/2010	25,000	23,625
		74,000

Lodging 1.6%
Host Marriot 9.50%, 1/15/2007	25,000	26,500
John Q. Hammons Hotels 8.875%, 5/15/2012	25,000	26,938
MeriStar Hospitality 9.125%, 1/15/2011	25,000	26,250
		79,688

Metals and Mining 5.9%
AK Steel 7.875%, 2/15/2009	25,000	24,625
Gerdau AmeriSteel 10.375%, 7/15/2011	50,000	56,000
Earle M. Jorgensen 9.75%, 6/1/2012	25,000	27,125
Neenah Foundry 11%, 9/30/2010†	50,000	55,750
Novelis 7.25%, 2/15/2015†	50,000	49,250
UCAR Finance 10.25%, 2/15/2012	25,000	26,875
United States Steel 10.75%, 8/1/2008	51,000	58,905
		298,530

Paper and Forest Products 7.1%
Ainsworth Lumber 7.25%, 10/1/2012†	50,000	49,250
Buckeye Technologies 8%, 10/15/2010	50,000	49,750
Caraustar Industries 9.875%, 4/1/2011	50,000	52,750
Georgia-Pacific 7.50%, 5/15/2006	75,000	76,875
Jefferson Smurfit 8.25%, 10/1/2012	25,000	25,812
Longview Fibre 10%, 1/15/2009	50,000	54,000
Newark Group 9.75%, 3/15/2014	50,000	51,000
		359,437

Publishing 3.7%
Dex Media 0% (9%**), 11/15/2013	175,000	133,875
Houghton Mifflin 9.875%, 2/1/2013	50,000	51,750
		185,625

Restaurants 2.0%
Denny's 10%, 10/1/2012†	50,000	52,750
Domino's 8.25%, 7/1/2011	22,000	23,100
Landry's Restaurants 7.50%, 12/15/2014†	25,000	24,375
		100,225

Satellite 1.0%
DIRECTV Holdings 8.375%, 3/15/2013	25,000	27,187
EchoStar 5.75%, 10/1/2008	25,000	24,750
		51,937

Services 2.7%
Cenveo 9.625%, 3/15/2012	25,000	26,750
Mobile Mini 9.50%, 7/1/2013	50,000	56,500
Williams Scotsman:
9.875%, 6/1/2007	25,000	25,000
10%, 8/15/2008	25,000	26,875
		135,125

Stores 1.6%
Asbury Auto Group 9%, 6/15/2012	25,000	25,625
Central Garden & Pet 9.125%, 2/1/2013	25,000	27,000
Hollywood Entertainment 9.625%, 3/15/2011	25,000	28,375
		81,000

Technology 1.9%
AMI Semiconductor 10.75%, 2/1/2013	32,000	38,480
Xerox 9.75%, 1/15/2009	50,000	56,625
		95,105

Textiles and Apparel 1.1%
Russell 9.25%, 5/1/2010	50,000	53,375

Utilities 3.6%
AES 9.375%, 9/15/2010	25,000	27,688
Calpine 9.625%, 9/30/2014†	75,000	75,563
Edison Mission Energy 7.73%, 6/15/2009	50,000	52,375
National Waterworks (Series B) 10.50%, 12/1/2012	25,000	27,938
		183,564

Wireless 3.8%
Alamosa Holdings 11%, 7/31/2010	50,000	57,125
Centennial Cellular Operating 10.75%, 12/15/2008	14,000	14,490
Centennial Communications 8.125%, 2/1/2014	25,000	25,750
Nextel Partners:
12.50%, 11/15/2009	9,000	9,945
8.125%, 7/1/2011	25,000	26,687
Western Wireless 9.25%, 7/15/2013	50,000	57,250
		191,247

Wireless Tower 4.5%
American Tower:
9.375%, 2/1/2009	10,000	10,550
7.50%, 5/1/2012	50,000	51,000
7.125%, 10/15/2012	25,000	25,000
Crown Castle International 10.75%, 8/1/2011	50,000	53,625
SBA Telecommunications 0% (9.75%**), 12/15/2011	100,000	86,750
		226,925

Total Corporate Bonds		4,653,803

Preferred Stocks 1.0%
Publishing 1.0%
Primedia 8.625%	500 shs.	48,250

Asset-Backed Securities†† 0.3%
Utilities 0.3%
Midland Funding 11.75%, 7/23/2005	$17,208	17,637

Warrants 0.1%
Wireless Tower 0.1%
American Tower (exercise price of $0.01, expiring 8/1/2008)*	25 wts.	5,612

Repurchase Agreement 2.8%
State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $139,009, collateralized by: $145,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $143,188	$139,000	139,000

Total Investments 96.8%		4,864,302

Other Assets Less Liabilities 3.2%		160,335

Net Assets 100.0%		$5,024,637
_______________
See accompanying notes.

Seligman Income and Growth Portfolio

	Shares, Principal Amount or Shares Subject to Put/Call		Value
Common Stocks 63.8%
Aerospace and Defense 1.1%
General Dynamics	100	shs.	$10,705
Honeywell International	490		18,233
			28,938

Air Freight and Logistics 0.4%
FedEx	110		10,335

Beverages 1.8%
Coca-Cola	640		26,669
PepsiCo	360		19,091
			45,760

Biotechnology 1.2%
Amgen*	190		11,052
Gilead Sciences*	120		4,295
Pharmion*	490		14,203
			29,550

Building Products 0.3%
Masco	240		8,321

Capital Markets 1.7%
The Bank of New York	260		7,553
Goldman Sachs Group	120		13,199
Merrill Lynch	220		12,452
Morgan Stanley	180		10,305
			43,509

Chemicals 1.1%
Dow Chemical	290		14,457
Praxair	310		14,837
			29,294

Commercial Banks 2.4%
Bank of America	530		23,373
Fifth Third Bancorp	180		7,737
Wachovia	430		21,891
Wells Fargo	130		7,774
			60,775

Commercial Services and Supplies 1.5%
Cendant	520		10,681
ServiceMaster	1,000		13,500
Waste Management	510		14,713
			38,894

Communications Equipment 3.3%
Cisco Systems*	1,590		28,485
Lucent Technologies*	3,750		10,312
Nokia (ADR)	1,340		20,676
Nortel Networks*	4,020		10,975
QUALCOMM	360		13,189
			83,637

Computers and Peripherals 2.2%
Dell*	150		5,764
EMC*	1,240		15,277
Hewlett-Packard	510		11,189
International Business Machines	260		23,759
			55,989

Consumer Finance 0.6%
American Express	320		16,438

Containers and Packaging 0.4%
Smurfit-Stone Container*	710		10,980

Diversified Financial Services 2.8%
CIT Group	210		7,980
Citigroup	1,113		50,018
J.P. Morgan Chase	360		12,456
			70,454

Diversified Telecommunication Services 1.1%
Citizen Communications	840		10,870
SBC Communications	300		7,107
Verizon Communications	320		11,360
			29,337
Electric Utilities 0.4%
PPL	170		9,178

Electronic Equipment and Instruments 0.4%
Jabil Circuit*	370		10,552

Food and Staples Retailing 2.2%
Kroger*	740		11,862
Sysco	200		7,160
Wal-Mart Stores	730		36,580
			55,602

Food Products 0.5%
Dean Foods*	380		13,034

Health Care Equipment and Supplies 0.8%
Boston Scientific*	290		8,494
Medtronic	230		11,719
			20,213
Health Care Providers and Services 0.4%
WellPoint*	80		10,028

Hotels, Restaurants and Leisure 0.8%
Applebee's International	340		9,362
Marriott International (Class A)	150		10,029
			19,391

Household Products 1.0%
Colgate-Palmolive	270		14,086
Procter & Gamble	230		12,190
			26,276

Index Derivatives 0.5%
iShares DJ Select Dividend Index Fund	220		13,189

Industrial Conglomerates 3.7%
General Electric	1,820		65,629
Tyco International	860		29,068
			94,697

Insurance 2.6%
American International Group	540		29,921
Hartford Financial Services Group	110		7,542
PartnerRe	110		7,106
Prudential Financial	360		20,664
			65,233

Internet and Catalog Retail 0.4%
eBay*	260		9,686

Internet Software and Services 0.7%
Ask Jeeves*	330		9,260
Yahoo!*	250		8,489
			17,749

Machinery 1.1%
Deere	140		9,398
Illinois Tool Works	220		19,697
			29,095

Media 3.7%
Clear Channel Communications*	680		23,440
Comcast (Class A)*	400		13,488
News Corp. (Class B)	530		8,968
Time Warner*	1,450		25,447
Tribune	230		9,170
Univision Communications (Class A)*	480		13,291
			93,804

Metals and Mining 1.2%
Alcoa	670		20,361
Freeport-McMoRan Copper & Gold (Class B)	240		9,506
			29,867

Multi-Line Retail 0.5%
May Department Stores	350		12,957

Multi-Utilities and Unregulated Power 0.3%
Duke Energy	310		8,683

Oil and Gas 2.5%
BP (ADR)	160		9,984
Exxon Mobil	904		53,878
			63,862

Paper and Forest Products 0.4%
Weyerhaeuser	140		9,590

Personal Products 0.3%
Gillette	150		7,572

Pharmaceuticals 6.1%
Andrx*	770		17,464
Forest Laboratories*	350		12,933
Johnson & Johnson	350		23,506
Eli Lilly	260		13,546
Merck	360		11,653
Novartis (ADR)	360		16,841
Pfizer	1,670		43,871
Wyeth	360		15,185
			154,999

Semiconductors and Semiconductor Equipment 2.0%
Applied Materials*	520		8,453
Broadcom (Class A)*	280		8,399
Intel	1,420		32,987
			49,839

Software 3.7%
Computer Associates International	570		15,447
Microsoft	2,050		49,538
Novell*	2,100		12,506
Oracle*	370		4,616
Symantec*	620		13,243
			95,350

Specialty Retail 1.2%
Advance Auto Parts*	150		7,567
The Gap	500		10,920
Michaels Stores	300		10,890
			29,377

Systems Software 0.3%
Check Point Software Technologies*	350		7,603

Telecommunication Services 0.5%
Sprint (FON Group)	550		12,512

Thrifts and Mortgage Finance 0.9%
Fannie Mae	280		15,246
Freddie Mac	140		8,848
			24,094

Tobacco 1.6%
Altria Group	620		40,542

Wireless Telecommunication Services 1.2%
American Tower (Class A)*	480		8,750
Crown Castle International*	1,380		22,163
			30,913

Total Common Stocks			1,627,698

Corporate Bonds 17.3%
Beverages 0.4%
PepsiAmericas 4.875%, 1/15/2015	$10,000		9,807

Capital Markets 1.4%
Goldman Sachs Capital 6.345%, 2/15/2034	10,000		10,283
Goldman Sachs Group 5%, 10/1/2014	10,000		9,709
Lehman Brothers Holdings 3.021%, 11/10/2009	10,000		10,036
Morgan Stanley 6.6%, 4/1/2012	5,000		5,466
			35,494

Commercial Banks 2.0%
Bank One 5.9%, 11/15/2011	15,000		15,762
Fifth Third Bancorp 4.5%, 6/1/2018	10,000		9,221
Key Bank 5.7%, 8/15/2012	10,000		10,446
Wells Fargo 3%, 3/10/2008	15,000		15,001
			50,430

Construction and Engineering 0.3%
Pulte Homes 6%, 2/15/2035	10,000		9,106

Consumer Finance 2.5%
General Electric Capital 3.27%, 9/15/2014	20,000		20,183
General Motors Acceptance 3.56%, 1/16/2007	25,000		23,967
SLM:
4%, 1/15/2009	10,000		9,791
4.536%, 2/1/2010	10,000		9,860
			63,801

Diversified Financial Services 1.2%
CIT Group 5%, 2/13/2014	10,000		9,845
Citigroup:
3.1%, 6/9/2009	10,000		10,027
5.875%, 2/22/2033	10,000		10,151
			30,023

Diversified Telecommunication Services 0.8%
BellSouth:
2.415%, 11/15/2007	5,000		5,006
6%, 11/15/2034	5,000		4,992
SBC Communications 5.1%, 9/15/2014	10,000		9,765
			19,763

Electric Utilities 0.8%
Entergy Arkansas 5.66%, 2/1/2025	20,000		19,892

Energy Equipment and Services 0.5%
Halliburton 8.75%, 2/15/2021	10,000		13,152

Food and Staples Retailing 0.8%
Safeway 5.625%, 8/15/2014	20,000		20,071

Health Care Providers and Services 0.4%
UnitedHealth Group 3.3%, 1/30/2008	10,000		9,709

Household Durables 0.4%
Fortune Brands 2.875%, 12/1/2006	10,000		9,821

Media 0.7%
Cox Communications 4.625%, 1/15/2010†	5,000		4,864
Time Warner:
9.15%, 2/1/2023	5,000		6,589
7.625%, 4/15/2031	5,000		5,892
			17,345

Multi-Utilities and Unregulated Power 2.2%
Alabama Power 3.063%, 8/25/2009	10,000		10,015
Carolina Power & Light 5.95%, 3/1/2009	15,000		15,672
Duke Energy 5.3%, 3/1/2009	10,000		10,087
Public Service Electric and Gas 5%, 8/15/2014	15,000		14,887
Southern California Edison 5%, 1/15/2016	5,000		4,914
			55,575

Oil and Gas 1.0%
Murphy Oil 6.375%, 5/1/2012	15,000		16,318
Valero Energy 6.875%, 4/15/2012	10,000		11,115
			27,433

Pharmaceuticals and Biotechnology 0.4%
Amgen 4%, 11/18/2009	10,000		9,750

Thrifts and Mortgage Finance 0.7%
Countrywide Home Loans 3.05%, 11/16/2007	10,000		10,014
Washington Mutual 4.2%, 1/15/2010	10,000		9,742
			19,756

Wireless Telecommunication Services 0.8%
Verizon Global Funding 7.75%, 12/1/2030	5,000		6,062
Verizon Wireless Capital 5.375%, 12/15/2006	15,000		15,287
			21,349

Total Corporate Bonds			442,277

US Government and Government Agency Securities 12.6%
US Government Securities 1.7%
US Treasury Bonds 5.375%, 2/15/2031	35,000		38,157
US Treasury Notes 4%, 2/15/2015	5,000		4,805
			42,962

Mortgage-Backed Securities††ø 1.6%
Federal Home Loan Mortgage ("Freddie Mac") Gold:
4.5%, 11/1/2007	1,576		1,583
5.5%, 6/1/2018	5,218		5,333
8%, 12/1/2023	3,163		3,422
6.5%, 2/1/2033	4,975		5,173
Federal National Mortgage Association ("Fannie Mae"):
7%, 2/1/2012	971		1,005
8.5%, 9/1/2015	1,414		1,518
7%, 1/1/2032	3,495		3,688
6%, 11/1/2034	17,946		18,354
			40,076

Agency Securities††ø 9.3%
Fannie Mae:
2.5%, 7/16/2007	25,000		24,149
3.8%, 1/18/2008	50,000		49,355
5%, 4/6/2010	65,000		65,284
5%, 3/2/2015	35,000		34,612
Freddie Mac:
4.72%, 5/19/2009	15,000		15,030
4.375%, 3/1/2010	25,000		24,703
5.2%, 3/5/2019	25,000		24,730
			237,863
Total US Government And Government Agency Securities			320,901

Put Options Purchased
Oil and Gas
Exxon Mobil, expiring July 2005 at $55*	200	shs.	220
Exxon Mobil, expiring July 2005 at $60*	200		600
Total Put Options Purchased			820

Short-Term Holdings 5.7%
Repurchase Agreement 4.3%
State Street Bank & Trust 2.40%, dated 3/31/2005, maturing 4/1/2005, in the amount of $110,007, collateralized by: $115,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $113,562	$110,000		110,000

Agency Securitiesø 1.4%
Federal Farm Credit 0.10%, 4/7/2005	35,000		34,985

Total Short-Term Holdings			144,985

Total Investments 99.4%			2,536,681

Call Options Written
Exxon Mobil, expiring July 2005 at $65*	(200)	shs.	(230)
Exxon Mobil, expiring July 2005 at $70*	(200)		(90)
Total Call Options Written			(320)

Other Assets Less Other Liabilities 0.6%			14,713

Net Assets 100.0%			$2,551,074
_______________
See accompanying notes.

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 97.0%
Australia 0.6%
Macquarie Airports (Transportation Infrastructure)	8,203	$20,703

Belgium 1.7%
SES Global (FDR) (Media)	4,758	61,030

Canada 8.5%
Canadian National Railway (Road and Rail)	602	37,997
Canadian Pacific Railway (Road and Rail)	1,100	39,784
Inco* (Metals and Mining)	1,600	63,680
Petro-Canada (Oil and Gas)	1,451	84,266
RONA* (Specialty Retail)	1,200	23,461
SNC-Lavalin Group (Construction and Engineering)	427	24,671
Talisman Energy (Oil and Gas)	908	31,069
		304,928
Finland 1.7%
Nokia (ADR) (Communications Equipment)	4,000	61,720

France 15.4%
AXA (Insurance)	1,919	51,202
Club Mediterranee* (Hotels, Restaurants and Leisure)	471	23,389
Dassault Systemes* (Software)	356	16,770
Essilor International (Health Care Equipment and Supplies)	600	43,372
European Aeronautic Defence and Space (Aerospace and Defense)	3,482	104,088
France Telecom (Diversified Telecommunication Services)	1,215	36,337
Groupe Danone (Food Products)	704	70,042
Hermes International (Textiles, Apparel and Luxury Goods)	11	2,215
Pernod Ricard (Beverages)	300	41,892
Total (Oil and Gas)	200	46,880
Unibail (Real Estate)	500	59,334
Vivendi Universal (Media)	1,900	58,200
		553,721

Germany 3.0%
Bayerische Hypo-und Vereinsbank* (Commercial Banks)	3,292	80,546
SAP (Software)	176	28,356
		108,902

Greece 0.7%
EFG Eurobank Ergasias (Commercial Banks)	810	25,082

Hong Kong 3.0%
CNOOC (Oil and Gas)	48,000	26,200
Esprit Holdings (Specialty Retail)	12,000	81,859
		108,059

India 1.6%
Infosys Technologies (ADR) (IT Services)	800	59,076

Ireland 0.6%
Ryanair Holdings* (Airlines)	500	21,883

Italy 4.3%
Banca Intesa (Commercial Banks)	3,623	18,412
Eni (Oil and Gas)	2,933	76,290
Mediaset (Media)	2,536	36,493
Saipem (Energy Equipment and Services)	1,832	23,229
		154,424

Japan 13.7%
Bank of Yokohama (Commercial Banks)	7,000	42,660
Eisai (Pharmaceuticals)	1,000	33,948
Fuji Photo Film (Leisure Equipment and Products)	1,000	36,568
Japan Tobacco (Tobacco)	6	66,591
Keyence (Electronic Equipment and Instruments)	200	46,291
Minebea (Machinery)	5,000	21,437
Mitsubishi Tokyo Financial Group (Commercial Banks)	8	69,297
Nippon Electric Glass (Electronic Equipment and Instruments)	1,000	14,392
Sekisui House (Household Durables)	2,000	21,334
Suzuki Motor (Automobiles)	2,000	35,777
Takefuji (Consumer Finance)	590	39,676
Terumo (Health Care Equipment and Supplies)	800	24,086
Trend Micro (Software)	1,000	42,853
		494,910

Mexico 1.3%
Grupo Televisa (ADR) (Media)	800	47,040

Netherlands 6.8%
Ahold* (Food and Staples Retailing)	12,700	106,352
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)	2,482	41,635
Koninklijke (Royal) Philips Electronics* (Household Durables)	641	17,655
Numico* (Food Products)	1,900	77,742
		243,384

Russia 0.6%
Gazprom (ADR)† (Energy Equipment and Services)	600	20,223

South Korea 1.8%
L.G. Philips LCD* (Electronic Equipment and Instruments)	1,100	47,689
Samsung Electronics* (Semiconductors and Semiconductor Equipment)	37	18,260
		65,949

Spain 1.7%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	3,700	60,240

Sweden 0.9%
Telefonaktiebolaget LM Ericsson (B shares)* (Communications Equipment)	12,000	33,777

Switzerland 8.2%
Adecco (Commercial Services and Supplies)	320	17,571
Credit Suisse Group (Commercial Banks)	1,256	53,929
Kuehne & Nagel International* (Marine)	180	38,855
Roche Holding (Pharmaceuticals)	439	47,064
The Swatch Group (Textiles, Apparel and Luxury Goods)	2,044	57,002
UBS* (Capital Markets)	620	52,368
Zurich Financial Services (Insurance)	159	27,908
		294,697

Taiwan 4.7%
AU Optronics (ADR) (Electronic Equipment and Instruments)	6,000	87,960
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	26,000	38,104
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	5,300	44,944
		171,008

United Kingdom 16.2%
AstraZeneca (Pharmaceuticals)	2,144	84,600
BHP Billiton (Metals and Mining)	1,096	14,713
Capita Group (Commercial Services and Supplies)	10,123	71,872
The Carphone Warehouse Group (Specialty Retail)	23,970	73,315
EMI Group (Media)	25,113	112,049
GUS (Internet and Catalog Retail)	4,415	76,027
Imperial Tobacco Group (Tobacco)	2,480	65,042
Royal Bank of Scotland Group (ADR)* (Commercial Banks)	576	18,348
Vodafone Group (Wireless Telecommunication Services)	25,500	67,755
		583,721
Total Investments 97.0%		3,494,477

Other Assets Less Liabilities 3.0%		107,801

Net Assets 100.0%		$3,602,278
_______________
See accompanying notes.

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value
US Government and Government Agency Securities 58.3%
US Government Securities 16.3%
US Treasury Bonds 5.375%, 2/15/2031	$130,000	$141,726
US Treasury Notes:
2.625%, 11/15/2006	40,000	39,333
4.25%, 11/15/2014	370,000	362,470
4%, 2/15/2015	25,000	24,027
		567,556

Agency Securitiesø 25.9%
Federal National Mortgage Association ("Fannie Mae"):
3.80%, 1/18/2008	120,000	118,451
5%, 4/6/2010	270,000	271,181
5%, 3/2/2015	130,000	128,558
Federal Home Loan Mortgage ("Freddie Mac") Gold:
4.72%, 5/19/2009	55,000	55,110
4.375%, 3/1/2010	100,000	98,812
4%, 10/15/2017	185,000	172,085
5.20%, 3/5/2019	60,000	59,352
		903,549
Mortgage-Backed Securities††ø 16.1%
Fannie Mae:
7%, 1/1/2008	16,190	16,767
7%, 2/1/2012	6,392	6,620
8.50%, 9/1/2015	5,892	6,325
6.50%, 5/1/2017	23,256	24,299
5.50%, 2/1/2018	48,132	49,120
7%, 1/1/2032	23,016	24,290
7%, 5/1/2032	56,805	59,945
6%, 11/1/2034	80,758	82,592
Freddie Mac Gold:
4.50%, 11/1/2007	99,270	99,736
6%, 11/1/2010	7,270	7,540
5.50%, 6/1/2018	34,367	35,123
8%, 12/1/2023	5,138	5,558
6%, 12/1/2032	121,251	124,296
6.50%, 2/1/2033	19,899	20,693
		562,904

Total US Government and Government Agency Securities		2,034,009

Corporate Bonds 34.1%
Beverages 0.6%
PepsiAmericas 4.875%, 1/15/2015	20,000	19,615

Capital Markets 2.6%
Goldman Sachs Capital 6.345%, 2/15/2034	20,000	20,566
Goldman Sachs Group 5%, 10/1/2014	20,000	19,419
Lehman Brothers Holdings 3.021%, 11/10/2009	25,000	25,089
Morgan Stanley 6.6%, 4/1/2012	25,000	27,328
		92,402

Commercial Banks 3.5%
Bank One 5.9%, 11/15/2011	40,000	42,031
Fifth Third Bancorp 4.5%, 6/1/2018	15,000	13,831
Key Bank 5.7%, 8/15/2012	25,000	26,116
Wells Fargo 3%, 3/10/2008	40,000	40,001
		121,979

Construction and Engineering 0.9%
Pulte Homes 6%, 2/15/2035	35,000	31,871

Consumer Finance 5.2%
Ford Motor Credit 7%, 10/1/2013	5,000	4,851
General Electric Capital 2.75%, 9/15/2014	55,000	55,503
General Motors Acceptance 3.56%, 1/16/2007	55,000	52,727
SLM:
4%, 1/15/2009	50,000	48,953
4.536%, 2/1/2010	20,000	19,721
		181,755

Diversified Financial Services 2.3%
CIT Group 5%, 2/13/2014	40,000	39,381
Citigroup:
3.1%, 6/9/2009	25,000	25,068
5.875%, 2/22/2033	15,000	15,226
		79,675
Diversified Telecommunication Services 1.3%
BellSouth:
2.919%, 11/15/2007	15,000	15,019
6%, 11/15/2034	5,000	4,992
SBC Communications 5.1%, 9/15/2014	25,000	24,412
		44,423
Electric Utilities 1.1%
Entergy Arkansas 5.66%, 2/1/2025	40,000	39,783

Energy Equipment and Services 0.7%
Halliburton 8.75%, 2/15/2021	20,000	26,305

Food and Staples Retailing 1.3%
Safeway 5.625%, 8/15/2014	45,000	45,159

Health Care Providers and Services 1.2%
UnitedHealth Group 3.3%, 1/30/2008	45,000	43,689

Household Durables 1.1%
Fortune Brands 2.875%, 12/1/2006	40,000	39,285

Media 2.3%
Cox Communications 4.625%, 1/15/2010†	15,000	14,591
Time Warner:
9.15%, 2/1/2023	40,000	52,714
7.625%, 4/15/2031	10,000	11,784
		79,089

Multi-Utilities and Unregulated Power 4.1%
Alabama Power 3.063%, 8/25/2009	25,000	25,037
Carolina Power & Light 5.95%, 3/1/2009	40,000	41,791
Duke Energy 5.3%, 3/1/2009	25,000	25,218
Public Service Electric and Gas 5%, 8/15/2014	40,000	39,700
Southern California Edison 5%, 1/15/2016	10,000	9,827
		141,573

Oil and Gas 2.0%
Murphy Oil 6.375%, 5/1/2012	50,000	54,394
Valero Energy 6.875%, 4/15/2012	15,000	16,673
		71,067

Pharmaceuticals and Biotechnology 0.6%
Amgen 4%, 11/18/2009	20,000	19,501

Thrifts and Mortgage Finance 1.3%
Countrywide Home Loans 3.05%, 11/16/2007	20,000	20,029
Washington Mutual 4.2%, 1/15/2010	25,000	24,355
		44,384

Wireless Telecommunication Services 2.0%
Verizon Global Funding 7.75%, 12/1/2030	10,000	12,123
Verizon Wireless Capital 5.375%, 12/15/2006	55,000	56,054
		68,177

Total Corporate Bonds		1,189,732

Asset-Backed Securities†† 3.0%
Electric Utilities 3.0%
Peco Energy Transition Trust 6.05%, 3/1/2009	100,000	102,611

Short-Term Holdings 2.9%
Repurchase Agreement 2.6%
State Street Bank & Trust 2.40% dated 3/31/2005, maturing 4/1/2005, in the amount of $91,006, collateralized by: $95,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $93,813	91,000	91,000

Agency Securitiesø 0.3%
Federal Farm Credit 0.10%, 4/7/2005	10,000	9,996

Total Short-Term Holdings		100,996

Total Investments 98.3%		3,427,348

Other Assets Less Liabilities 1.7%		60,421

Net Assets 100.0%		$3,487,769
_______________
See accompanying notes.

Seligman Large-Cap Growth Portfolio

	Shares, Warrants or Principal Amount		Value
Common Stocks 97.6%
Aerospace and Defense 2.7%
Boeing	1000	shs.	$58,460

Airlines 0.5%
Southwest Airlines	800		11,392

Automobiles 0.7%
Harley-Davidson	250		14,440

Beverages 3.7%
Coca-Cola	1,000		41,670
PepsiCo	700		37,121
			78,791

Biotechnology 5.5%
Amgen*	800		46,536
Celgene*	300		10,214
Chiron*	300		10,521
Genentech*	500		28,305
Genzyme*	200		11,451
Gilead Sciences*	300		10,738
			117,765

Commercial Services and Supplies 1.6%
Cendant	700		14,378
Waste Management	700		20,195
			34,573

Communications Equipment 4.4%
Cisco Systems*	2,700		48,370
Corning*	2,000		22,260
QUALCOMM	600		21,981
			92,611

Computers and Peripherals 3.3%
Dell*	500		19,213
EMC*	1,200		14,784
International Business Machines	400		36,552
			70,549

Construction and Engineering 1.0%
Fluor	400		22,172

Consumer Finance 0.5%
American Express	200		10,274

Energy Equipment and Services 2.9%
Halliburton	600		25,950
Schlumberger	500		35,240
			61,190

Food and Staples Retailing 0.9%
Wal-Mart Stores	400		20,044

Health Care Equipment and Supplies 5.1%
C.R. Bard	500		34,040
Baxter International	600		20,388
Boston Scientific*	300		8,787
Medtronic	600		30,570
Zimmer Holdings*	200		15,562
			109,347

Health Care Providers and Services 5.2%
Cardinal Health	400		22,320
Express Scripts*	100		8,718
HCA	500		26,785
PacifiCare Health Systems*	200		11,384
Quest Diagnostics	100		10,513
UnitedHealth Group	200		19,076
WellPoint*	100		12,535
			111,331

Hotels, Restaurants and Leisure 5.0%
Hilton Hotels	2,300		51,405
McDonald's	1,000		31,140
Wendy's International	600		23,424
			105,969

Household Durables 1.7%
Sony (ADR)	900		36,018

Household Products 4.3%
Kimberly-Clark	500		32,865
Procter & Gamble	1,100		58,300
			91,165

Industrial Conglomerates 7.0%
3M	300		25,707
General Electric	2,750		99,165
Tyco International	700		23,660
			148,532

Insurance 3.1%
AFLAC	1,000		37,260
American International Group	500		27,705
			64,965

Internet and Catalog Retail 1.2%
eBay*	700		26,078

Internet Software and Services 0.5%
Yahoo!*	300		10,187

Machinery 2.2%
Caterpillar	500		45,720

Media 3.7%
Comcast (Class A)*	1,000		33,720
Time Warner*	2,600		45,630
			79,350

Multi-Line Retail 1.4%
Target	600		30,012

Pharmaceuticals 15.4%
Abbott Laboratories	900		41,958
Johnson & Johnson	1,400		94,024
Eli Lilly	400		20,840
Merck	400		12,948
Pfizer	3,430		90,106
Sanofi-Aventis (ADR)	300		12,702
Schering-Plough	1,200		21,780
Wyeth	800		33,744
			328,102

Semiconductors and Semiconductor Equipment 4.8%
Intel	2,900		67,367
Texas Instruments	1,400		35,686
			103,053

Software 3.6%
Computer Associates International	510		13,821
Microsoft	2,600		62,829
			76,650

Specialty Retail 2.9%
Bed Bath & Beyond*	1,100		40,216
The Gap	1,000		21,840
			62,056

Thrifts and Mortgage Finance 1.3%
Fannie Mae	500		27,225

Tobacco 1.5%
Altria Group	500		32,695

Total Common Stocks			2,080,716

Warrants
Communications Equipment
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	1,147	wts.	774

Repurchase Agreement 3.8%
State Street Bank & Trust 2.40% dated 3/31/2005, maturing 4/1/2005, in the amount of $82,005 collateralized by: $90,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $88,875	$82,000		82,000

Total Investments 101.4%			2,163,490

Other Assets Less Liabilities (1.4)%			(30,900)

Net Assets 100.0%			$2,132,590
_______________
See accompanying notes.

Seligman Large-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 98.3%
Aerospace and Defense 6.1%
Honeywell International	4,000.	shs.	$148,840
United Technologies	1,800		182,988
			331,828

Capital Markets 2.7%
The Bank of New York	5,000		145,250

Chemicals 6.9%
Dow Chemical	3,800		189,430
Praxair	3,800		181,868
			371,298

Commercial Banks 6.5%
Bank of America	4,000		176,400
U.S. Bancorp	6,000		172,920
			349,320

Communications Equipment 2.5%
Cisco Systems*	7,700		137,945

Computers and Peripherals 3.0%
International Business Machines	1,800		164,484

Diversified Financial Services 2.9%
J.P. Morgan Chase	4,500		155,700

Food and Staples Retailing 2.9%
Costco Wholesale	3,500		154,893

Health Care Equipment and Supplies 5.3%
Baxter International	4,000		135,920
Medtronic	3,000		152,850
			288,770

Health Care Providers and Services 3.9%
HCA	3,900		208,923

Industrial Conglomerates 2.7%
General Electric	4,000		144,240

Insurance 11.4%
Allstate	3,500		189,210
Prudential Financial	2,500		143,500
The St. Paul Travelers Companies	4,200		154,266
UNUMProvident	7,800		132,756
			619,732

Machinery 3.0%
Caterpillar	1,800		164,592

Multi-Line Retail 3.8%
J.C. Penney	4,000		207,680

Multi-Utilities and Unregulated Power 3.9%
AES	13,000		212,940

Oil and Gas 8.0%
ChevronTexaco	3,000		174,930
Valero Energy	3,500		256,445
			431,375

Paper and Forest Products 3.3%
Georgia-Pacific	5,000		177,450

Personal Products 1.6%
Avon Products	2,000		85,880

Pharmaceuticals 3.0%
Wyeth	3,900		164,502

Road and Rail 5.6%
CSX	4,000		166,600
Union Pacific	2,000		139,400
			306,000

Specialty Retail 2.0%
The Gap	5,000		109,200

Thrifts and Mortgage Finance 3.7%
Fannie Mae	1,100		59,895
Washington Mutual	3,500		138,250
			198,145

Tobacco 3.6%
Altria Group	3,000		196,170

Total Common Stocks			5,326,317

Repurchase Agreement 1.9%
State Street Bank & Trust 2.40% dated 3/31/2005, maturing 4/1/2005, in the amount of $103,007 collateralized by: $110,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $108,625	$103,000		103,000

Total Investments 100.2%			5,429,317

Other Assets Less Liabilities (0.2)%			(12,799)

Net Assets 100.0%			$5,416,518
_______________
See accompanying notes.

Seligman Smaller-Cap Value Portfolio

	Shares	Value
Common Stocks 99.9%
Aerospace and Defense 2.1%
Cubic	300,000	$5,682,000

Airlines 2.6%
Continental Airlines*	600,000	7,224,000

Beverages 1.5%
Constellation Brands (Class A)*	80,000	4,229,600

Biotechnology 3.5%
Enzon Pharmaceuticals*	400,000	4,062,000
Pharmacopeia Drug Discovery*	80,500	404,915
Protein Design Labs*	320,000	5,105,600
		9,572,515

Building Products 2.7%
York International	190,000	7,444,200

Chemicals 13.1%
Cabot	160,000	5,348,800
Crompton	450,000	6,570,000
Hercules*	450,000	6,520,500
Lyondell Chemical	150,000	4,188,000
Minerals Technologies	110,000	7,235,800
NOVA Chemicals	150,000	6,442,500
		36,305,600

Commercial Services and Supplies 9.9%
Brink's	190,000	6,574,000
Korn/Ferry International	375,000	7,136,250
Sotheby's Holdings (Class A)*	450,000	7,632,000
Waste Connections*	170,000	5,907,500
		27,249,750

Communications Equipment 4.5%
Extreme Networks*	1,100,000	6,473,500
Plantronics	160,000	6,092,800
		12,566,300

Computers and Peripherals 2.4%
Brocade Communications Systems*	1,120,000	6,624,800

Containers and Packaging 0.8%
Smurfit-Stone Container*	150,000	2,319,750

Electrical Equipment 1.5%
EnerSys	306,100	4,009,910

Electronic Equipment and Instruments 2.4%
Trimble Navigation*	200,000	6,741,000

Energy Equipment and Services 4.6%
Hanover Compressor*	450,000	5,431,500
Universal Compression Holdings*	190,000	7,195,300
		12,626,800

Food Products 1.9%
Bunge	100,000	5,388,000

Health Care Providers and Services 2.6%
Apria Healthcare Group*	220,000	7,062,000

Hotels, Restaurants and Leisure 3.7%
Ruby Tuesday	250,000	6,072,500
Williams Industries	150,000	4,224,000
		10,296,500

Household Durables 1.8%
Harman International Industries	55,000	4,865,300

Insurance 6.2%
Allmerica Financial*	200,000	7,190,000
Max Re Capital	63,800	1,497,386
Montpelier Re Holdings	110,000	3,866,500
W.R. Berkley	90,000	4,464,000
		17,017,886
IT Services 1.3%
Carreker*	650,000	3,656,250

Machinery 6.9%
Mueller Industries	200,000	5,630,000
Stewart & Stevenson Services	375,000	8,583,750
Terex*	112,000	4,849,600
		19,063,350

Media 1.3%
Cadmus Communications	257,450	3,627,471

Metals and Mining 2.3%
Peabody Energy	140,000	6,490,400

Multi-Line Retail 2.0%
Fred's	320,000	5,492,800

Paper and Forest Products 0.8%
Bowater	60,000	2,260,200

Pharmaceuticals 2.5%
Andrx*	300,000	6,804,000

Road and Rail 2.1%
J.B. Hunt Transport Services	130,000	5,689,450

Semiconductors and Semiconductor Equipment 3.5%
Credence Systems*	700,000	5,582,500
Skyworks Solutions	626,000	3,978,230
		9,560,730

Software 2.2%
Mentor Graphics	440,000	6,025,800

Specialty Retail 4.8%
Blockbuster (Class A)	520,000	4,591,600
Finish Line (Class A)	370,000	8,558,100
		13,149,700

Thrifts and Mortgage Finance 2.4%
Commercial Federal	240,000	6,636,000

Total Investments 99.9%		275,682,062

Other Assets Less Liabilities 0.1%		378,814

Net Assets 100.0%		$276,060,876

_____________
*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
ADR - American Depositary Receipts.
FDR - Fiduciary Depositary Receipts.
(1)	All shares are subject to call.
(2)	2,800 shares are subject to call.
(3)	400 shares are subject to call.
See accompanying notes.

Seligman Portfolios, Inc.

Notes to Schedules of Investments (unaudited)
March 31, 2005

1.
Organization - Seligman Portfolios, Inc. (the “Fund”) consists of 15 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Frontier Portfolio (“Frontier Portfolio”), Seligman Global Growth Portfolio (“Global Growth Portfolio”), Seligman Global Smaller Companies Portfolio (“Global Smaller Companies Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman High-Yield Bond Portfolio (“High-Yield Bond Portfolio”), Seligman Income and Growth Portfolio (“Income and Growth Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Growth Portfolio (“Large-Cap Growth Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities (including options) traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, certain Portfolios may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors (the “Board”) has authorized the use of a third-party service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility in the US markets.

The books and records of each Portfolio are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method that approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values.

3.
At March 31, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Portfolio	$13,036,953	$1,667,970	$318,746	$1,349,224
Common Stock Portfolio	9,634,081	1,162,681	649,309	513,372
Communications and Information Portfolio	65,986,229	3,387,440	6,914,144	(3,526,704)
Frontier Portfolio	5,079,808	933,194	262,498	670,696
Global Growth Portfolio	1,959,572	101,317	51,491	49,826
Global Smaller Companies Portfolio	4,955,629	911,071	348,813	562,258
Global Technology Portfolio	8,391,448	501,653	563,865	(62,212)
High-Yield Bond Portfolio	4,645,277	242,633	23,608	219,025
Income and Growth Portfolio	2,444,726	169,636	77,681	91,955
International Growth Portfolio	3,263,753	293,262	62,538	230,724
Investment Grade Portfolio	3,461,001	13,001	46,654	(33,653)
Large-Cap Growth Portfolio	2,123,630	164,733	124,873	39,860
Large-Cap Value Portfolio	4,292,353	1,374,606	237,642	1,136,964
Smaller-Cap Value Portfolio	230,256,050	65,818,981	20,392,969	45,426,012

4.
Liquidating Portfolios - The Board has authorized the redemption of all outstanding shares of the Frontier Portfolio, Global Growth Portfolio, Global Smaller Companies Portfolio, High-Yield Bond Portfolio, Income and Growth Portfolio and Large-Cap Growth Portfolio (the “Redeeming Portfolios”) and the liquidation of the Redeeming Portfolios in accordance with the Fund’s Articles of Incorporation. A notice regarding such actions was sent by the sponsoring insurance company to contract owners who beneficially own the Redeeming Portfolios. The Redeeming Portfolios will be redeemed on or about May 31, 2005 (the “Redemption Date”). Prior to the Redemption Date, contract holders who have allocated a portion of their investments to a Redeeming Portfolio may allocate that portion of their investments to the other Portfolios that will continue to be offered by the Fund. Amounts not allocated to another Portfolio by the Redemption Date will automatically be allocated to the Fund’s Cash Management Portfolio or, for certain accounts investing in the Frontier Portfolio, another money market portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2005

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)

CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Portfolios, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Portfolios, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/s/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer